Note 4 - Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 4 – Related Parties

Loans payable – related parties at June 30, 2011 and December 31, 2010 consisted of the following:

	June 30,	December 31,
	2011	2010

Unsecured non-interest bearing note payable, due on demand, to Frank Russo, a Director of the Company.	$416,782	$422,006

Unsecured note payable to Edward Eppel, a Director of the Company, which bears interest at 10% per annum and is due on demand.	181,435	173,256

Unsecured non-interest bearing note payable, due on demand, to Anis Sherali, a Director of the Company.	82,000	-

Unsecured non-interest bearing convertible note payable to Kayode Aladesuyi, Chief Executive Officer and President, and was originally due July 30, 2010. The due date of the note has been extended to December 31, 2011.	42,086	81,512

Unsecured non-interest bearing note payable, due on demand, to Kayode Aladesuyi, Chief Executive Officer and President.	27,150	18,456

Total	$749,453	$695,230

Frank Russo, a Director of the Company, is a holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, $476,206 was due to Mr. Russo.  During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock (See Note 5 – Stockholders’ Deficit).  The Company borrowed $0 and $29,800 from and repaid $5,224 and $24,000 to Mr. Russo during the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

Edward Eppel, a Director of the Company, is a holder of a note of the Company which bears interest at 10% per annum and at December 31, 2009, $126,400 was due to Mr. Eppel.  The Company borrowed $299 and $31,085 from Mr. Eppel during the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.  $7,879 and $15,771 of interest was accrued and included in the loan balance for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

On April 2, 2010, prior to the Stock Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000.  From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900.  During the six months ended June 30, 2011, the Company borrowed $119,500 from Mr. Sherali and issued a non-interest bearing note.  Also during the six months ended June 30, 2011, the Company converted $37,500 of the note to common stock and issued 4,055,556 shares to Mr. Sherali (see Note 5 – Stockholders’ Deficit).

On July 30, 2010, Charms Investments Inc. assigned its interest in their $174,425 convertible note to Mr. Aladesuyi. During the year ended December 31, 2010, the Company borrowed and additional $8,000 from and repaid $100,913 to Mr. Aladesuyi.  During the six months ended June 30, 2011, the Company repaid $39,426 to Mr. Aladesuyi.  The note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.

Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President, is the holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, the outstanding balance on the note was $2,000.  During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,481 to Mr. Aladesuyi. During the six months ended June 30, 2011, the Company borrowed $10,619 from and repaid $1,925 to Mr. Aladesuyi.

The Company issued 4,000,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 (see Note 5 – Stockholders’ Deficit).  During the six months ended June 30, 2011, the Company converted $230,000 of accrued salaries due to Mr. Aladesuyi to common stock and issued 32,857,143shares to Mr. Aladesuyi.

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi.  Ms. Rocha was a holder of an unsecured non-interest bearing note of the Company.  At December 31, 2009, the outstanding balance on the note was $2,600.  During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha.  On December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159 (see Note 5 – Stockholders’ Deficit).

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi.  Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 5 – Stockholders’ Deficit).

During the six months ended June 30, 2011 and the year ended December 31, 2010, officers and shareholders of the Company contributed services having a fair market value of $0 and $347,846, respectively (see Note 5 – Stockholders’ Deficit).

Note 6 – Related Parties

Frank Russo, a Director of the Company, is a note holder of the Company (see Note 5 – Loans Payable).   During the year ended December 31, 2009, Mr. Russo converted $100,000 of the note into 10,000,000 shares of the Company’s common stock. During the year ended December 31, 2010, Mr. Russo converted $60,000 of the note into 6,000,000 shares of the Company’s common stock.  The Company borrowed $29,800 and $144,300 from and repaid $24,000 and $11,500 to Mr. Russo during the years ended December 31, 2010 and 2009, respectively.  The Company issued 400,000 shares of its common stock to Mr. Russo for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

Edward Eppel, a Director of the Company, is a note holder of the Company (see Note 5 – Loans Payable).  The Company borrowed $31,085 and $126,400 from Mr. Eppel during the years ended December 31, 2010 and 2009, respectively.  The Company issued 5,100,000 shares of its common stock to Mr. Eppel for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

Andrea Rocha, Comptroller of the Company, is the wife of Kayode Aladesuyi, the Company’s Chairman, Chief Executive Officer, and President of the Company.  Ms. Rocha was a note holder of the Company (see Note 5 – Loans Payable).  The Company borrowed $32,000 from Ms. Rocha during the year ended December 31, 2009.  During the year ended December 31, 2009, Ms. Rocha converted $32,000 of the note into 3,200,000 shares of the Company’s common stock.  During the year ended December 31, 2010, the Company repaid $2,600 to Ms. Rocha. On October 5, 2009, Ms. Rocha purchased 4,800,000 shares of the Company’s common stock for $48,000 and on December 31, 2010 the Company issued 1,900,000 shares of the Company’s common stock in exchange of salaries payable to Ms. Rocha of $19,159.

Kayode Aladesuyi is the holder of an unsecured non-interest bearing note of the Company (see Note 5 – Loans Payable).  During the year ended December 31, 2009, the Company borrowed $132,497 from and repaid $130,497 to Mr. Aladesuyi on this note.  During the year ended December 31, 2010, the Company borrowed $170,937 from and repaid $154,482 to Mr. Aladesuyi.  On July 30, 2010, Charms Investments Inc. assigned its interest in their $196,425 convertible note to Mr. Aladesuyi (see Note 5 – Loans Payable).  The convertible note is automatically convertible upon the Company receiving gross proceeds of at least $5,000,000 in a Qualified Equity Financing, as defined in the note agreement, at 80% of the share price sold in such Qualified Equity Financing.  The Company issued 4,000,000 and 400,000 shares of its common stock to Mr. Aladesuyi for services during the years ended December 31, 2010 and 2009, respectively (see Note 7 – Stockholders’ Deficit).  During the year ended December 31, 2009, Mr. Aladesuyi purchased 15,000,000 shares of the Company’s common stock for $150,000.

During the year ended December 31, 2010, the Company borrowed $25,000 from Valerie Aladesuyi, the former wife of Kayode Aladesuyi.  Also during the year ended December 31, 2010, Ms. Aladesuyi converted the $25,000 note into 2,500,000 shares of the Company’s common stock (see Note 7 – Stockholders’ Deficit).

On April 2, 2010, prior to the Stock Exchange, Anis Sherali, a Director of the Company, purchased 200,000 shares of the Company’s common stock for $5,000.  From April 2, 2010 through December 31, 2010 Mr. Sherali purchased 27,769,232 shares of the Company’s stock for $265,900.  The Company issued 100,000 shares of its common stock to Mr. Sherali for services during the year ended December 31, 2009 (see Note 7 – Stockholders’ Deficit).

During the year ended December 31, 2010, officers and shareholders of the Company contributed services having a fair market value of $347,846 (see Note 7 – Stockholders’ Deficit).